Consolidated Statements of Stockholders' Equity and Comprehensive Loss (USD $) In Thousands	Total	Business Equity of Sprint WiMAX Business	Additional Paid In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Non-controlling Interests	Class A Common Stock	Class B Common Stock
Beginning Balance at Dec. 31, 2007	$ 2,464,936	$ 2,464,936	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, shares at Dec. 31, 2007							0	0
Net advances from Sprint Nextel Corporation	451,925	451,925
Net loss	(402,693)	(402,693)
Comprehensive loss	(402,693)
Deferred tax liability retained by Sprint Nextel Corporation	755,018	755,018
Ending Balance at Nov. 28, 2008	3,269,186	3,269,186
Net loss from continuing operations	(185,674)				(28,845)	(156,829)
Net loss from discontinued operations	(3,980)				(1,088)	(2,892)
Foreign currency translation adjustment	9,811			2,682		7,129
Unrealized gain on investments	1,873			512		1,361
Comprehensive loss	(177,970)					(151,231)
Allocation of Sprint Nextel Corporation business equity at closing to Clearwire	(3,269,186)	(3,269,186)
Recapitalization resulting from strategic transaction	7,667,555		2,092,005			5,575,480	19	51
Recapitalization resulting from strategic transaction, shares							189,484	505,000
Share-based compensation and other transactions	13,225		856			12,369
Share-based compensation and other transactions, shares							518
Ending Balance at Dec. 31, 2008	7,502,810	0	2,092,861	3,194	(29,933)	5,436,618	19	51
Ending Balance, shares at Dec. 31, 2008							190,002	505,000
Net loss from continuing operations	(1,208,588)				(313,747)	(894,841)
Net loss from discontinued operations	(45,258)				(11,835)	(33,423)
Foreign currency translation adjustment	296			254		42
Unrealized gain on investments	1,919			297		1,622
Comprehensive loss	(1,251,631)					(926,600)
Issuance of common stock, net of issuance costs, and other capital transactions	1,494,009		(104,148)		(57,541)	1,655,675	1	22
Issuance of common stock, net of issuance costs, and other capital transactions, shares							6,765	229,239
Share-based compensation and other transactions	27,180		11,348			15,832
Ending Balance at Dec. 31, 2009	7,772,368	0	2,000,061	3,745	(413,056)	6,181,525	20	73
Ending Balance, shares at Dec. 31, 2009							196,767	734,239
Net loss from continuing operations	(2,251,202)				(475,362)	(1,775,840)
Net loss from discontinued operations	(51,892)				(12,075)	(39,817)
Foreign currency translation adjustment	(6,222)			(1,180)		(5,042)
Unrealized gain on investments	2,354			437		1,917
Comprehensive loss	(2,306,962)					(1,818,782)
Issuance of common stock, net of issuance costs, and other capital transactions	358,006		208,385	(507)		150,123	4	1
Issuance of common stock, net of issuance costs, and other capital transactions, shares							46,777	9,242
Share-based compensation and other transactions	46,586		12,664			33,922
Ending Balance at Dec. 31, 2010	$ 5,869,998	$ 0	$ 2,221,110	$ 2,495	$ (900,493)	$ 4,546,788	$ 24	$ 74
Ending Balance, shares at Dec. 31, 2010							243,544	743,481